Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares, issued	7,633,620
Common stock, shares, outstanding	7,633,620
Common Stock, Value, Issued	$ 7,634
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares, issued	20,366,380	1
Common stock, shares, outstanding	20,366,380	1
Common Stock, Value, Issued	$ 20,366